Capital Stock	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Capital Stock
6.	Capital Stock

Share Capital

The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares.

	Number	Amount ($)
Balance at September 1, 2017	121,784,619	$125,174,377
Issued pursuant to Restricted Share Unit Plan	385,147	188,722
Shares issued for interest on gold and convertible loans	1,172,128	612,900
Finders fees on convertible and gold bullion loans (Note 21 and 23)	466,504	234,752
Shares issued for settlement of convertible loans (Note 21 and 23)	1,354,405	792,381
Balance at August 31, 2018	125,162,803	$127,003,132
Issued for private placements, net of share issue costs	13,435,503	8,911,230
Shares issued for interest on gold and convertible loans	1,836,229	699,651
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	7,789,895	2,781,473
Transfer of conversion component on conversion of convertible loans	-	1,402,631
Finders fees on convertible and gold bullion loans (Note 21 and 23)	686,446	581,181
Stock options exercised	63,333	26,333
Transfer of reserve on exercise of stock options	-	27,722
Warrants exercised	85,127	215,000
Issued in trust for legal appeal (Note 18)	1,332,222	603,556
Balance at August 31, 2019	150,391,558	$142,251,909

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company completed the sale of 13,435,503 common shares at an average price of US $0.53 per common share, raising an aggregate net proceeds, net of share issue costs of $349,709, of $8,911,230 (US $7,158,934).

During the year ended August 31, 2019, 257,143 warrants expiring on December 9, 2019 were exercised by way of cashless exercise into 85,127 common shares of the Company which resulted in the transfer of the associated value of $215,000 from reserve for warrants to share capital.

During the year ended August 31, 2019, 1,836,229 shares were issued at an average price of $0.38 per share for total issued value of $699,969 for payment of interest (see Notes 21 and 23 for details).

During the year ended August 31, 2019, the Company issued 686,446 common shares at a price of $0.85 per share for total issued value of $581,181 for payment of finders fees in connection with the convertible and gold bullion loans (see Notes 21 and 23 for details).

Activity during the year ended August 31, 2018:

During the year ended August 31, 2018, 385,147 shares were issued pursuant to the Company’s Restricted Share Unit Plan at an average price of $0.49 for total issued value $188,722.

During the year ended August 31, 2018, 1,172,128 shares were issued at an average price of $0.52 per share for total issued value of $612,900 for payment of interest of $425,717, resulting in a loss of $187,183, in connection with the gold loans and convertible loans (see Notes 21 and 23 for details).

During the year ended August 31, 2018, the Company issued 466,504 common shares at a price of $0.50 per share for total issued value of $234,752 for payment of finders fees in connection with the convertible loans (see Note 23 for details).

Warrant issuances:

Activity during the year ended August 31, 2019:

There were no warrant issuances during the year ended August 31, 2019.

Activity during the year ended August 31, 2018:

There were no warrant issuances during the year ended August 31, 2018.

Warrants and Compensation Options outstanding:

At August 31, 2019, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021

Private placement financing - September 26, 2016	4,017,857	USD$1.10	September 26, 2021

Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021

Balance, August 31, 2019	4,305,758	-	-

The outstanding warrants have weighted average price of US$1.09 and weighted average remaining contractual life of 2.07 years.

Warrant liability:

Foreign currency denominated warrants (not including compensation warrants), are considered a derivative as they are not indexed solely to the entity’s own stock.

The warrant liability at August 31, 2019 and August 31, 2018 relates to the 4,017,857 warrants that which were issued as part of the September 26, 2016 private placement and are exercisable at the option of the holder into common shares that have a current market value of approximately $4,850,000, for no consideration. This cashless exercise right is only in effect if the current market price is less than the exercise price of US$1.10.

On August 18, 2019, the Company was required by the Supreme Court of the State of New York, County of New York, as a condition for its appeal more fully described in note 18, to deposit 1,332,222 common shares in the name of Crede CG III, Ltd. with the court pending appeal to serve as security in the event that the Company is unsuccessful with its appeal. As a result, the Company decreased the liability as at August 31, 2019 by the amount of shares held as a deposit in trust and reduced the liability to $4,486,444.

Restricted share units:

The Restricted Stock Unit Plan (the “RSU Plan”) is intended to enhance the Company’s and its affiliates’ abilities to attract and retain highly qualified officers, directors, key employees and other persons, and to motivate such officers, directors, key employees and other persons to serve the Company and its affiliates and to expend maximum effort to improve the business results and earnings of the Company, by providing to such persons an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. To this end, the RSU Plan provides for the grant of restricted stock units (RSUs). Each RSU represents an entitlement to one common share of the Company, upon vesting. Under the RSU Plan, a maximum of 2,500,000 shares are authorized for issuance. RSU awards may, but need not, be subject to performance incentives to reward attainment of annual or long-term performance goals in accordance with the terms of the RSU Plan. Any such performance goals are specified in the award agreement.

The Board of Directors implemented the RSU Plan under which officers, directors, employees and others are compensated for their services to the Company. Annual compensation for outside directors is $68,750 per year, plus $6,875 per year for serving on Committees, plus $3,437 per year for serving as Chair of a Committee. On April 11, 2012, the board approved that at the election of each individual director, up to one half of the annual compensation may be received in cash, paid quarterly. The remainder of the director’s annual compensation (at least one half, and up to 100%) will be awarded as RSUs in accordance with the terms of the RSU Plan and shall vest within a minimum of one (1) year and a maximum of three (3) years, at the election of the director, subject to the conditions of the RSU Plan with respect to earlier vesting. In 2012, the outside directors had the option to elect to receive 100% of their compensation in RSUs. If 100% compensation in RSUs is elected, the compensation on which the number of RSUs granted in excess of the required one half shall be increased by 20%.

The Company uses the fair value method to recognize the obligation and compensation expense associated with the RSU’s. The fair value of RSU’s issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU the carrying amount is recorded as an increase in common share capital and a reduction in the share based payment reserve.

Of the 2,500,000 shares authorized for issuance under the RSU Plan, 2,500,000 (August 31, 2018 - 2,500,000) shares have been issued as at August 31, 2019.

Total share-based payment expense related to the issue of RSUs was $nil for the year ended August 31, 2019 (2018 - $49,981, 2017 - $262,931). The amount capitalized to mineral properties for the year ended August 31, 2019 was $nil (2018 - $nil, 2017 - $16,497). The amount charged to directors fees for the year ended August 31, 2019 was $nil (2018 - $nil, 2017 - $75,200). During the year ended August 31, 2019, RSUs were forfeited resulting in $nil (2018 - $65,098, 2017 - 2017 - $123,571) in a reduction in share-based compensation expense related to the reversal of the expense related to forfeited RSUs.

The following table summarizes changes in the number of RSUs outstanding:

		Weighted average fair
	Number of RSU’s	value at issue date
Balance, August 31, 2017	520,000	$ 0.49
Redeemed for common shares	(385,147)	$ 0.49
Forfeited/cancelled	(134,853)	$ 0.49
Balance, August 31, 2018 and August 31, 2019	-	$ -

Stock options:

The Company has a stock option plan (the “Plan”) under which the Company may grant options to directors, officers, employees and consultants. The maximum number of common shares reserved for issue under the Plan at any point in time may not exceed 10% of the number of shares issued and outstanding. The purpose of the Plan is to attract, retain and motivate directors, officers, employees, and certain third party service providers by providing them with the opportunity to acquire a proprietary interest in the Company and benefit from its growth. Options granted under the Plan are non-assignable and vest over various terms up to 24 months from the date of grant. As at August 31, 2019, the Company had 7,687,155 (August 31, 2018 – 5,084,280) options available for issuance under the Plan.

The continuity of outstanding stock options for the year ended August 31, 2019 and 2018 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2017	3,750,000	$0.71
Cancelled (i)	(3,750,000)	(0.71)
Re-issued (i)	3,750,000	0.40
Granted (ii)	3,682,000	0.43
Balance – August 31, 2018	7,432,000	0.41
Exercised	(63,333)	(0.42)
Cancelled	(16,667)	(0.43)
Balance – August 31, 2019	7,352,000	$0.41

(i)	On November 28, 2016, the Company granted 3,750,000 stock options to directors, officers and employees of the Company. The options are exercisable at CAD$0.71 per share expiring on November 28, 2025. The resulting fair value of $2,133,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 84%; a risk-free interest rate of 0.95% and an expected average life of 9 years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/3 of the options vest immediately, 1/3 vest on September 1, 2017 with the remaining 1/3 vesting on September 1, 2018.

Share based payments based on the portion vested during the year ended August 31, 2019 amounted to $nil (2018 - $408,000, 2017 - $1,725,000).

Cancellation and re-issue of options:

On October 11, 2017, the Company cancelled the options originally issued on November 28, 2016 and re-issued the same number of options at an exercise price of CAD$0.40 per share, with 1/3 of the options vesting immediately, 1/3 vesting on October 11, 2018 with the remaining 1/3 vesting on October 11, 2019. The options expire on October 11, 2026.

The new options issued were accounted for as modifications in accordance with IFRS 2, where the incremental value was recorded as additional cost measured by the difference between the fair value of the cancelled options calculated on the modification date and the value of the reissued options at the modification date.   The modification resulted in an increased value of $240,000. The amount is recognized over the vesting period of the reissued option.   Any remaining cost for the unvested cancelled options is recognized over the new vesting period.

Share based payments based on the portion vested during the year ended August 31, 2019 amounted to $nil (2018 - $240,000, 2017 - $nil).

(ii)	On September 29, 2017, the Company granted 3,582,000 stock options to directors, officers and employees of the Company. The options are exercisable at CAD$0.43 per share expiring on September 29, 2026. The resulting fair value of $1,183,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 76%; a risk-free interest rate of 1.98% and an expected average life of 9 years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/3 of the options vest immediately, 1/3 vest on September 29, 2018 with the remaining 1/3 vesting on September 29, 2019.

Share based payments based on the portion vested during the year ended August 31, 2019 amounted to $233,000 (2018 - $939,000, 2017 - $nil).

(iii)	On January 2, 2018, the Company granted 100,000 stock options to a consultant of the Company. The options are exercisable at CAD$0.35 per share expiring on January 2, 2028. The resulting fair value of $31,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 96%; a risk-free interest rate of 2.08% and an expected average life of 10 years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/4 of the options vest every three months through to January 2, 2019.

Share based payments based on the portion vested during the year ended August 31, 2019 amounted to $3,000 (2018 - $27,000, 2017 - $nil).

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	100,000	January 2, 2028	8.34
CAD0.40	3,720,000	2,480,000	September 29, 2026	7.08
CAD0.43	3,532,000	2,354,667	October 11, 2026	7.12
CAD0.41	7,352,000	4,934,667		7.12

(1)	Total represents weighted average.